Amounts Due to Related Party and Related Party Transactions - Schedule of Notes Payable to Related Parties (Details) - Dr. Dent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes Payable One [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 350,000
Amount Carried at Fair Value	$ 194,984	$ 393,317
Notes Payable Two [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 150,000
Amount Carried at Fair Value	$ 176,075	131,615
Notes Payable Three [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 166,500
Amount Carried at Fair Value	$ 196,165	146,093
Notes Payable Four [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 10, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 150,000
Amount Carried at Fair Value	$ 186,579
Notes Payable Five [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 18, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 50,000
Amount Carried at Fair Value	$ 62,029
Notes Payable Six [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 03, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 1,000,000
Amount Carried at Fair Value	$ 1,206,712
Notes Payable Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 36,842
Amount Carried at Fair Value	$ 40,810
Notes Payable Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 10,526
Amount Carried at Fair Value	$ 11,660
Notes Payable Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 73,684
Amount Carried at Fair Value	$ 81,621
Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 21,053
Amount Carried at Fair Value	$ 23,320
Notes Payable Eleven [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 105,263
Amount Carried at Fair Value	$ 116,601
Notes Payable Twelve [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 126,316
Amount Carried at Fair Value	$ 139,921
Notes Payable Thirteen [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 105,263
Amount Carried at Fair Value	$ 116,601
Notes Payable Fourteen [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 52,632
Amount Carried at Fair Value	$ 58,301
Notes Payable Fifteen [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 157,895
Amount Carried at Fair Value	$ 174,902
Notes Payable Sixteen [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 210,526
Amount Carried at Fair Value	$ 233,202
Notes Payable Seventeen [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 04, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 25,000
Amount Carried at Fair Value	$ 28,717
Notes Payable Eighteen [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 17, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 70,000
Amount Carried at Fair Value	$ 79,856
Notes Payable Nineteen [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 31, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 120,000
Amount Carried at Fair Value	$ 136,215
Notes Payable Twenty [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 04, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 50,000
Amount Carried at Fair Value	$ 52,481
Notes Payable Twenty One [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 12, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 60,000
Amount Carried at Fair Value	$ 63,146
Notes Payable Twenty Two [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 18, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 420,000
Amount Carried at Fair Value	$ 438,017
Notes Payable Twenty Three [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 65,000
Amount Carried at Fair Value	$ 68,024
Notes Payable Twenty Four [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 01, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 20,000
Amount Carried at Fair Value	$ 21,291
Notes Payable Twenty Five[Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 09, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 100,000
Amount Carried at Fair Value	$ 106,216
Notes Payable Twenty Six [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 16, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 15,000
Amount Carried at Fair Value	$ 15,901
Notes Payable Twenty Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 22, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 65,000
Amount Carried at Fair Value	$ 68,788
Notes Payable Twenty Eight [Member]
Related Party Transaction [Line Items]
Inception Date	May 08, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 100,000
Amount Carried at Fair Value	$ 105,349
Notes Payable Twenty Nine [Member]
Related Party Transaction [Line Items]
Inception Date	May 12, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 50,000
Amount Carried at Fair Value	52,615
Notes Payable Thirty [Member]
Related Party Transaction [Line Items]
Principal Amount	3,926,500
Amount Carried at Fair Value	$ 4,256,099	671,025
Notes Payable Thirty One [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 350,000
Amount Carried at Fair Value	$ 86,874	(17,522)
Notes Payable Thirty Two [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 150,000
Amount Carried at Fair Value	$ 73,905	(13,059)
Notes Payable Thirty Three [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 166,500
Amount Carried at Fair Value	$ 83,708	(53,528)
Notes Payable Thirty Four [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 10, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 150,000
Amount Carried at Fair Value	$ 28,470
Notes Payable Thirty Five [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 18, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 50,000
Amount Carried at Fair Value	$ 8,916
Notes Payable Thirty Six [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 03, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 1,000,000
Amount Carried at Fair Value	$ 171,632
Notes Payable Thirty Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 36,842
Amount Carried at Fair Value	$ 6,483
Notes Payable Thirty Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 10,526
Amount Carried at Fair Value	$ 1,852
Notes Payable Thirty Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 73,684
Amount Carried at Fair Value	$ 12,966
Notes Payable Forty [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 21,053
Amount Carried at Fair Value	$ 3,705
Notes Payable Forty One [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 105,263
Amount Carried at Fair Value	$ 18,523
Notes Payable Forty Two [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 126,316
Amount Carried at Fair Value	$ 22,227
Notes Payable Forty Three [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 105,263
Amount Carried at Fair Value	$ 18,523
Notes Payable Forty Four [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 52,632
Amount Carried at Fair Value	$ 9,261
Notes Payable Forty Five [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 157,895
Amount Carried at Fair Value	$ 27,784
Notes Payable Forty Six [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Amount	$ 210,526
Amount Carried at Fair Value	$ 37,046
Notes Payable Forty Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 04, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 25,000
Amount Carried at Fair Value	$ 2,824
Notes Payable Forty Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 17, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 70,000
Amount Carried at Fair Value	$ 4,738
Notes Payable Forty Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 31, 2024
Maturity Date	Dec. 31, 2025
Principal Amount	$ 120,000
Amount Carried at Fair Value	$ 4,450
Notes Payable Fifty [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 04, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 50,000
Amount Carried at Fair Value	$ 2,520
Notes Payable Fifty One [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 12, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 60,000
Amount Carried at Fair Value	$ (421)
Notes Payable Fifty Two [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 18, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 420,000
Amount Carried at Fair Value	$ 8,172
Notes Payable Fifty Three [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 65,000
Amount Carried at Fair Value	$ (140)
Notes Payable Fifty Four [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 01, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 20,000
Amount Carried at Fair Value	$ (891)
Notes Payable Fifty Five [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 09, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 100,000
Amount Carried at Fair Value	$ (4,476)
Notes Payable Fifty Six [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 16, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 15,000
Amount Carried at Fair Value	$ (674)
Notes Payable Fifty Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 22, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 65,000
Amount Carried at Fair Value	$ (2,932)
Notes Payable Fifty Eight [Member]
Related Party Transaction [Line Items]
Inception Date	May 08, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 100,000
Amount Carried at Fair Value	$ (4,554)
Notes Payable Fifty Nine [Member]
Related Party Transaction [Line Items]
Inception Date	May 12, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 50,000
Amount Carried at Fair Value	(2,283)
Notes Payable Sixty [Member]
Related Party Transaction [Line Items]
Amount Carried at Fair Value	$ 618,208	(84,109)
Notes Payable Sixty One [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 10, 2024
Maturity Date	Dec. 31, 2025
Principal Outstanding		150,000
Unamortized Discount		(7,279)
Amortized Carrying Value		142,721
Notes Payable Sixty Two [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 18, 2024
Maturity Date	Dec. 31, 2025
Principal Outstanding		50,000
Unamortized Discount		(2,836)
Amortized Carrying Value		47,164
Notes Payable Sixty Three [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 03, 2024
Maturity Date	Dec. 31, 2025
Principal Outstanding		1,000,000
Unamortized Discount		(331,546)
Amortized Carrying Value		668,453
Notes Payable Sixty Four [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		36,842
Unamortized Discount		(1,531)
Amortized Carrying Value		35,311
Notes Payable Sixty Five [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		10,526
Unamortized Discount		(666)
Amortized Carrying Value		9,860
Notes Payables Sixty Six [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		73,684
Unamortized Discount		(4,662)
Amortized Carrying Value		69,022
Notes Payable Sixty Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		21,053
Unamortized Discount		(1,783)
Amortized Carrying Value		19,270
Notes Payable Sixty Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		105,263
Unamortized Discount		(12,965)
Amortized Carrying Value		92,298
Notes Payable Sixty Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		126,316
Unamortized Discount		(21,095)
Amortized Carrying Value		105,221
Notes Payable Seventy [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		105,263
Unamortized Discount		(19,191)
Amortized Carrying Value		86,072
Notes Payable Seventy One [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		52,632
Unamortized Discount		(10,586)
Amortized Carrying Value		42,046
Notes Payable Seventy Two [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		157,895
Unamortized Discount		(33,144)
Amortized Carrying Value		124,751
Notes Payable Seventy Three [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Mar. 31, 2026
Principal Outstanding		210,526
Unamortized Discount		(46,820)
Amortized Carrying Value		163,706
Notes Payable Seventy Four [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 04, 2024
Maturity Date	Dec. 31, 2025
Principal Outstanding		25,000
Unamortized Discount
Amortized Carrying Value		25,000
Notes Payable Seventy Five [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 17, 2024
Maturity Date	Dec. 31, 2025
Principal Outstanding		70,000
Unamortized Discount
Amortized Carrying Value		70,000
Notes Payable Sixty Six [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 31, 2024
Maturity Date	Dec. 31, 2025
Principal Outstanding		120,000
Unamortized Discount
Amortized Carrying Value		120,000
Notes Payable Seventy Seven [Member]
Related Party Transaction [Line Items]
Inception Date	May 29, 2025
Maturity Date	Nov. 29, 2025
Principal Outstanding	$ 35,000
Unamortized Discount
Amortized Carrying Value	$ 35,000
Notes Payable Seventy Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 04, 2025
Maturity Date	Dec. 04, 2025
Principal Outstanding	$ 83,846
Unamortized Discount
Amortized Carrying Value	$ 83,846
Notes Payable Seventy Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 18, 2025
Maturity Date	Dec. 18, 2025
Principal Outstanding	$ 43,846
Unamortized Discount
Amortized Carrying Value	$ 43,846
Notes Payable Eighty [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 25, 2025
Maturity Date	Dec. 25, 2025
Principal Outstanding	$ 50,000
Unamortized Discount
Amortized Carrying Value	$ 50,000
Notes Payable Eighty One [Member]
Related Party Transaction [Line Items]
Inception Date	Jul. 01, 2025
Maturity Date	Jan. 01, 2026
Principal Outstanding	$ 70,000
Unamortized Discount
Amortized Carrying Value	$ 70,000
Notes Payable Eighty Two [Member]
Related Party Transaction [Line Items]
Inception Date	Jul. 11, 2025
Maturity Date	Jan. 11, 2026
Principal Outstanding	$ 50,000
Unamortized Discount
Amortized Carrying Value	$ 50,000
Notes Payable Eighty Three [Member]
Related Party Transaction [Line Items]
Inception Date	Jul. 16, 2025
Maturity Date	Jan. 16, 2026
Principal Outstanding	$ 40,000
Unamortized Discount
Amortized Carrying Value	$ 40,000
Notes Payable Eighty Four [Member]
Related Party Transaction [Line Items]
Inception Date	Jul. 23, 2025
Maturity Date	Jan. 23, 2026
Principal Outstanding	$ 30,000
Unamortized Discount
Amortized Carrying Value	$ 30,000
Notes Payable Eighty Five [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 03, 2025
Maturity Date	Mar. 03, 2026
Principal Outstanding	$ 15,000
Unamortized Discount
Amortized Carrying Value	$ 15,000
Notes Payable Seventy Six [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 10, 2025
Maturity Date	Mar. 10, 2026
Principal Outstanding	$ 54,000
Unamortized Discount
Amortized Carrying Value	$ 54,000
Notes Payable Eighty Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 17, 2025
Maturity Date	Mar. 17, 2026
Principal Outstanding	$ 45,000
Unamortized Discount
Amortized Carrying Value	$ 45,000
Notes Payable Eighty Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 26, 2025
Maturity Date	Mar. 26, 2026
Principal Outstanding	$ 26,000
Unamortized Discount
Amortized Carrying Value	$ 26,000
Notes Payable Eighty Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Oct. 02, 2025
Maturity Date	Apr. 02, 2026
Principal Outstanding	$ 34,000
Unamortized Discount
Amortized Carrying Value	$ 34,000
Notes Payable Ninety [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 02, 2025
Maturity Date	Jun. 02, 2026
Principal Outstanding	$ 80,000
Unamortized Discount
Amortized Carrying Value	$ 80,000
Notes Payable Ninety One [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 105,263
Principal Outstanding	656,692	2,315,000
Unamortized Discount		(494,104)
Amortized Carrying Value	656,692	1,820,895
Amortization of debt discount	$ 12,965	44,514
Notes Payable Ninety Two [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 14, 2023
Maturity Date	Mar. 14, 2024
Principal Amount	$ 26,011
Amortization of debt discount		2,504
Notes Payable Ninety Three [Member]
Related Party Transaction [Line Items]
Inception Date	Dec. 01, 2023
Maturity Date	Feb. 28, 2024
Principal Amount	$ 166,500
Amortization of debt discount		32,330
Notes Payable Ninety Four [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Jun. 27, 2025
Principal Amount	$ 350,000
Amortization of debt discount		203,588
Notes Payable Ninety Five [Member]
Related Party Transaction [Line Items]
Inception Date	Mar. 27, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 150,000
Amortization of debt discount		89,222
Notes Payable Ninety Six [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 10, 2024
Maturity Date	Apr. 10, 2025
Principal Amount	$ 150,000
Amortization of debt discount	$ 7,279
Notes Payable Ninety Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 18, 2024
Maturity Date	Apr. 18, 2025
Principal Amount	$ 50,000
Amortization of debt discount	$ 2,836
Notes Payable Ninety Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 03, 2024
Maturity Date	Jun. 03, 2025
Principal Amount	$ 1,000,000
Amortization of debt discount	$ 331,549	454,261
Notes Payable Ninety Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 36,842
Amortization of debt discount	$ 1,531	15,770
Notes Payable Hundred [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 10,526
Amortization of debt discount	$ 666	4,288
Notes Payable Hundred and One [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 73,684
Amortization of debt discount	$ 4,662	30,013
Notes Payable Eighty Ninety [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 21,053
Amortization of debt discount	$ 1,783	9,664
Notes Payable Hundred and Two [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 126,316
Amortization of debt discount	$ 21,095	48,283
Notes Payable Hundred and Three [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 105,263
Amortization of debt discount	$ 19,191	38,759
Notes Payable Hundred and Four [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 52,632
Amortization of debt discount	$ 10,585	18,480
Notes Payable Hundred and Five [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 157,895
Amortization of debt discount	$ 33,143	54,187
Notes Payable Hundred and Six [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 19, 2024
Maturity Date	Sep. 20, 2025
Principal Amount	$ 210,526
Amortization of debt discount	$ 46,820	69,891
Notes Payable Hundred and Seven [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 01, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 20,000
Amortization of debt discount	$ 5,189
Notes Payable Hundred and Eight [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 09, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 100,000
Amortization of debt discount	$ 20,670
Notes Payable One Hundred and Nine [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 16, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 15,000
Amortization of debt discount	$ 4,166
Notes Payable One Hundred and Ten [Member]
Related Party Transaction [Line Items]
Inception Date	Apr. 22, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 65,000
Amortization of debt discount	$ 17,404
Notes Payable One Hundred and Eleven [Member]
Related Party Transaction [Line Items]
Inception Date	May 12, 2025
Maturity Date	Mar. 31, 2026
Principal Amount	$ 50,000
Amortization of debt discount	$ 3,332
Notes Payable One Hundred and Twelve [Member]
Related Party Transaction [Line Items]
Inception Date	Jun. 25, 2025
Maturity Date	Dec. 25, 2025
Principal Amount	$ 50,000
Amortization of debt discount	$ 3,073
Notes Payable One Hundred and Thirteen [Member]
Related Party Transaction [Line Items]
Inception Date	Jul. 01, 2025
Maturity Date	Jan. 01, 2026
Principal Amount	$ 70,000
Amortization of debt discount	$ 15,946
Notes Payable One Hundred and Fourteen [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 03, 2025
Maturity Date	Mar. 03, 2026
Principal Amount	$ 15,000
Amortization of debt discount	$ 2,465
Notes Payable One Hundred and Fifteen [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 10, 2025
Maturity Date	Mar. 10, 2026
Principal Amount	$ 54,000
Amortization of debt discount	$ 7,133
Notes Payable One Hundred and Sixteen [Member]
Related Party Transaction [Line Items]
Inception Date	Sep. 17, 2025
Maturity Date	Mar. 17, 2026
Principal Amount	$ 45,000
Amortization of debt discount	6,091
Notes Payable One Hundred Seventeen [Member]
Related Party Transaction [Line Items]
Amortization of debt discount	$ 579,574	$ 1,115,754